ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES
ORDINARY SHARES
13.	ORDINARY SHARES

As of January 1, 2018, the authorized shares consist of 72,000,000 Class A ordinary shares, 839,209,895 Class B ordinary shares, and 13,671,109 Class C ordinary shares. In 2015 and 2016, the Group issued total of 1,607,901 Class C Ordinary Shares to Gold Prized Investment Limited (“Gold Prized”) to establish a reserve pool for future issuance of equity share incentive to the Group’s employees. While these ordinary shares were legally issued to Gold Prized, the voting rights and associated economic rights remained with the Group. As such, none of these ordinary shares were considered to be granted under the incentive plan, and the Company accounted for these shares as issued but not outstanding. In June 2018, Gold Prized irrevocably surrendered these 1,607,901 Class C ordinary shares (“Surrendered Shares”) registered under its name to the Group resulting in the cancellation of the related subscription receivable of RMB2,200, which has no effect on the Group’s total equity (deficit) amount. The Surrendered Shares were cancelled with effect from June 2018 and the Company reserved those shares in the authorized share capital to be issued pursuant to the Plan.

In September 2018, with the effectiveness of the revised Articles of Association, the Company’s authorized share capital was changed to US$50 divided into 1,000,000,000 shares comprising (i) 800,000,000 Class A ordinary shares of a par value of US$0.00005 each, (ii) 72,000,000 Class B ordinary shares of a par value of US$0.00005 each and (iii) 128,000,000 shares of a par value of US$0.00005 each of such class or classes as Company’s board of directors may determine. All 72,000,000 issued and outstanding Class A ordinary shares beneficially owned by Dr. Gang Yu and Mr. Junling Liu were re-designated as Class B ordinary shares, and all other issued and outstanding shares were re-designated as Class A ordinary shares. Each Class A ordinary share entitles the holder to one vote, and each Class B ordinary share entitles the holder to fifteen votes on all matters subject to the vote at general meetings of the Company. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary share and Class B ordinary share. In September 2018, 75,118,996 preferred shares were converted into Class A ordinary shares and the Company issued 15,969,110 Class A ordinary shares with the completion of the IPO.

On January 25, 2019, 5,500,000 Class A ordinary shares were issued to the Company’s depositary bank, Bank of New York Mellon (“BNYM”), for bulk issuance of ADSs reserved for future issuances restricted stocks upon the exercise of stock options or vesting of restricted stocks under the 2013 Share Incentive Policy, 2014 Share Incentive Policy, 2016 Share Incentive Plan and 2018 Share Incentive Plan (together, the “Plans”). From August 15, 2019 to August 14, 2020, the Company repurchased a total of 1,997,620 Class A ordinary shares of the Company and the repurchased shares were transferred to Computershare Hong Kong Investor Services Ltd. (“Computershare”), also for future issuances upon the exercise of stock options or vesting of restricted stocks under the Plans.

For the years ended December 31, 2019, 2020 and 2021, 2,517,780, 1,745,136 and 1,128,084 Class A ordinary shares were issued and outstanding upon the exercise of stock options and vesting of restricted stocks, and an aggregated of 1,485,862, 511,758 and 333,000 shares were repurchased under the repurchase plan respectively.